Long-term Debt - Remaining Quarterly Amortizations of Term Loan Facilities (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
December 31, 2013 - March 31, 2014 [Member] | Term Loan A-1 Facility [Member]
Debt Instrument [Line Items]
Principal amount	$ 6,750,000
December 31, 2013 - March 31, 2014 [Member] | Term Loan A-2 Facility [Member]
Debt Instrument [Line Items]
Principal amount	750,000
December 31, 2013 - March 31, 2014 [Member] | Term Loan A-3 Facility [Member]
Debt Instrument [Line Items]
Principal amount	625,000
December 31, 2013 - March 31, 2014 [Member] | Term Loan B Facility [Member]
Debt Instrument [Line Items]
Principal amount	57,500
June 30, 2014 - December 31, 2014 [Member] | Term Loan A-1 Facility [Member]
Debt Instrument [Line Items]
Principal amount	13,500,000
June 30, 2014 - December 31, 2014 [Member] | Term Loan A-2 Facility [Member]
Debt Instrument [Line Items]
Principal amount	1,500,000
June 30, 2014 - December 31, 2014 [Member] | Term Loan A-3 Facility [Member]
Debt Instrument [Line Items]
Principal amount	625,000
June 30, 2014 - December 31, 2014 [Member] | Term Loan B Facility [Member]
Debt Instrument [Line Items]
Principal amount	57,400
March 31, 2015 [Member] | Term Loan A-1 Facility [Member]
Debt Instrument [Line Items]
Principal amount	13,500,000
March 31, 2015 [Member] | Term Loan A-2 Facility [Member]
Debt Instrument [Line Items]
Principal amount	1,500,000
March 31, 2015 [Member] | Term Loan A-3 Facility [Member]
Debt Instrument [Line Items]
Principal amount	1,250,000
March 31, 2015 [Member] | Term Loan B Facility [Member]
Debt Instrument [Line Items]
Principal amount	57,500
June 30, 2015 - September 30, 2015 [Member] | Term Loan A-1 Facility [Member]
Debt Instrument [Line Items]
Principal amount	37,125,000
June 30, 2015 - September 30, 2015 [Member] | Term Loan A-2 Facility [Member]
Debt Instrument [Line Items]
Principal amount	4,125,000
June 30, 2015 - September 30, 2015 [Member] | Term Loan A-3 Facility [Member]
Debt Instrument [Line Items]
Principal amount	1,250,000
June 30, 2015 - September 30, 2015 [Member] | Term Loan B Facility [Member]
Debt Instrument [Line Items]
Principal amount	57,400
December 31, 2015 [Member] | Term Loan A-1 Facility [Member]
Debt Instrument [Line Items]
Principal amount	74,250,000
December 31, 2015 [Member] | Term Loan A-2 Facility [Member]
Debt Instrument [Line Items]
Principal amount	8,250,000
December 31, 2015 [Member] | Term Loan A-3 Facility [Member]
Debt Instrument [Line Items]
Principal amount	1,250,000
December 31, 2015 [Member] | Term Loan B Facility [Member]
Debt Instrument [Line Items]
Principal amount	57,400
March 31, 2016 - September 30, 2016 [Member] | Term Loan A-1 Facility [Member]
Debt Instrument [Line Items]
Principal amount
March 31, 2016 - September 30, 2016 [Member] | Term Loan A-2 Facility [Member]
Debt Instrument [Line Items]
Principal amount
March 31, 2016 - September 30, 2016 [Member] | Term Loan A-3 Facility [Member]
Debt Instrument [Line Items]
Principal amount	1,250,000
March 31, 2016 - September 30, 2016 [Member] | Term Loan B Facility [Member]
Debt Instrument [Line Items]
Principal amount	57,400
December 31, 2016 [Member] | Term Loan A-1 Facility [Member]
Debt Instrument [Line Items]
Principal amount
December 31, 2016 [Member] | Term Loan A-2 Facility [Member]
Debt Instrument [Line Items]
Principal amount
December 31, 2016 [Member] | Term Loan A-3 Facility [Member]
Debt Instrument [Line Items]
Principal amount	1,250,000
December 31, 2016 [Member] | Term Loan B Facility [Member]
Debt Instrument [Line Items]
Principal amount	21,474,700
March 31, 2017 - June 30, 2017 [Member] | Term Loan A-1 Facility [Member]
Debt Instrument [Line Items]
Principal amount
March 31, 2017 - June 30, 2017 [Member] | Term Loan A-2 Facility [Member]
Debt Instrument [Line Items]
Principal amount
March 31, 2017 - June 30, 2017 [Member] | Term Loan A-3 Facility [Member]
Debt Instrument [Line Items]
Principal amount	21,250,000
March 31, 2017 - June 30, 2017 [Member] | Term Loan B Facility [Member]
Debt Instrument [Line Items]
Principal amount
August 9, 2017 [Member] | Term Loan A-1 Facility [Member]
Debt Instrument [Line Items]
Principal amount
August 9, 2017 [Member] | Term Loan A-2 Facility [Member]
Debt Instrument [Line Items]
Principal amount
August 9, 2017 [Member] | Term Loan A-3 Facility [Member]
Debt Instrument [Line Items]
Principal amount	42,500,000
August 9, 2017 [Member] | Term Loan B Facility [Member]
Debt Instrument [Line Items]
Principal amount